Contents of Significant Accounts - Aging Analysis of Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 32,723,426	$ 997,970	$ 29,237,550
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	32,734,422		29,316,612
Neither past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	29,338,097		25,707,008
Past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	3,396,325		3,609,604
Past due [member] | Less than or equal to 30 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	3,292,457		3,008,126
Past due [member] | 31 to 60 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	77,929		78,668
Past due [member] | 61 to 90 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	1,249		5,599
Past due [member] | 91 to 120 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	1,115		0
Past due [member] | Greater than or equal to 121 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	$ 23,575		$ 517,211